UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4229

				   Churchill Cash Reserves Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	9/30/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                     ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2003



                          CHURCHILL CASH RESERVES TRUST

                           PRIVACY NOTICE (unaudited)


Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila SM Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

Information We Collect. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquilasm Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquilasm Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

How We Safeguard Your Information. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                          Independent Auditors' Report



The Board of Trustees and Shareholders of
Churchill Cash Reserves Trust:

We have audited the accompanying statement of assets and liabilities of Churchill Cash Reserves Trust as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Cash Reserves Trust as of September 30, 2003, the results of its operations for the year then ended, the changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  KPMG LLP
--------------

New York, New York
November 14, 2003

CHURCHILL CASH RESERVES TRUST
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2003


Cash and Net Assets -100.0%                                             $1,002
Applicable to 1,002 shares outstanding (unlimited
      number of $.01 par value shares authorized)
Net Asset Value Per Share                                                $1.00


                See accompanying notes to financial statements.

 CHURCHILL CASH RESERVES TRUST
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED SEPTEMBER 30, 2003

                  The Trust had no operations during the year.


                  See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                     YEAR ENDED SEPTEMBER 30,
                                                       2003              2002

The Trust had no operations during the year.

NET ASSETS:

Beginning of period                                    1,002             1,002

End of period                                    $     1,002    $        1,002


                See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                          NOTES TO FINANCIAL STATEMENTS



Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation, had been redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts business trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have been assumed by Aquila Management Corporation.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

                          CHURCHILL CASH RESERVES TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            YEAR ENDED SEPTEMBER 30,
                                                            2003        2002           2001           2000        1999
Net Asset Value,
 Beginning of Period                                        $1.0000     $1.0000       $1.0000        $1.0000     $1.0000
Income from Investment
 Operations:
Net investment income                                             -           -        0.0191         0.0561      0.0469
Less Distributions:
Dividends from net                                                -           -       (0.0191)       (0.0561)    (0.0469)
 Investment income
Net Asset Value,
 End of Period                                              $1.0000     $1.0000       $1.0000        $1.0000     $1.0000

Total Return                                                      -           -         1.92%          5.75%       4.79%

Ratios/Supplemental Data
Net Assets, End of Period ($thousands)                           $1          $1          $1          $69,143     $76,356

Ratio of Expenses to Average Net Assets                           -           -         0.61%          0.60%       0.60%
Ratio of Net Investment Income to Average Net Assets              -           -         5.88%          5.58%       4.70%

The expense and net investment income ratios without the effect of the Manager's voluntary waiver of a portion of fees were:
Ratio of Expenses to Average Net Assets                           -           -         0.74%          0.69%       0.66%
Ratio of Net Investment Income to Average Net Assets              -           -         5.75%          5.49%       4.65%


Note: Banc One Investment Advisors Corporation served as the Trust's Investment
     Adviser until June 5, 1998, when, pursuant to new management arrangements, it was appointed as the Trust's Investment Sub-Adviser. On January 28, 2001, Banc One Investment Advisors Corporation resigned as the Trust's Sub-Adviser.




                See accompanying notes to financial statements.

Additional Information (unaudited)

Trustees(1)
and Officers

                                                                       Number of
                         Positions Held                                Portfolios       Other Directorships
                         with                                          in Fund          Held by Trustee
                         Trust and                                     Complex          (The position held is
Name, Address(2)         Length of        Principal Occupation(s)      Overseen         a directorship unless
and Date of Birth        Service(3)       During Past 5 Years          by Trustee       indicated otherwise.)

Interested
Trustees(4)

Lacy B. Herrmann         President and    Founder and Chairman of the        12      Director or trustee, OCC
New York, NY             Chairman of      Board, Aquila Management                   Accumulation Trust, Oppenheimer
(05/12/29)               the Board of     Corporation, the sponsoring                Quest Value Funds Group,
                         Trustees since   organization and Manager or                Oppenheimer Small Cap Value
                         1985             Administrator and/or Adviser or            Fund, Oppenheimer Midcap Fund,
                                          Sub-Adviser to each fund of the            and Oppenheimer Rochester Group
                                          Aquilasm Group of Funds (5) and            of Funds.
                                          Founder, Chairman of the Board
                                          of Trustees and (currently or
                                          until 1998) President of each
                                          since its establishment,
                                          beginning in 1984; Director of
                                          the Distributor since 1981 and
                                          formerly Vice President or
                                          Secretary, 1981-1998; President
                                          and a Director, STCM Management
                                          Company, Inc., sponsor and
                                          investment adviser to Capital
                                          Cash Management Trust since
                                          1973; Trustee Emeritus,  Brown
                                          University and active in
                                          university, school and
                                          charitable organizations.


Non-interested
Trustees

Carroll F. Knicely       Trustee          President, Associated              1      West Kentucky Corporation;
Glasgow, KY              since 1998       Publications Inc, Glasgow,                South Gate Plaza, Inc.;
(12/08/28)                                Kentucky; director and member,            Knicely and Knicely, Inc.
                                          Executive Board of West Kentucky
                                          Corporation and director and
                                          Secretary-Treasurer, South Gate
                                          Plaza, Inc. (owner and developer
                                          of shopping centers and
                                          commercial real estate);
                                          director, Vice President and
                                          Treasurer, Knicely and Knicely,
                                          Inc. (owner and developer of
                                          rental properties and
                                          residential real estate); former
                                          trustee, Cambellsville
                                          University; formerly Secretary
                                          of Commerce and Commissioner of
                                          Commerce, Commonwealth of
                                          Kentucky.

Theodore T. Mason        Trustee since    Executive Director, East Wind      6      Trustee, OCC Accumulation
New York, NY             1985             Power Partners LTD since 1994             Trust.
(11/24/35)                                and Louisiana Power Partners,
                                          LLC since 1999; President,
                                          Alumni Association of SUNY
                                          Maritime College since 2002
                                          (First Vice President,
                                          2000-2001, Second Vice
                                          President, 1998-2000) and
                                          director of the same
                                          organization since 1997;
                                          Director, STCM Management
                                          Company, Inc., since 1973; twice
                                          national officer of Naval
                                          Reserve Association, commanding
                                          officer of four naval reserve
                                          units and Captain, USNR (Ret);
                                          director, The Navy League of the
                                          United States New York Council
                                          since 2002; trustee, The
                                          Maritime Industry Museum at Fort
                                          Schuyler and the Maritime
                                          College at Fort Schuyler
                                          Foundation, Inc. since 2000.


Officers
Diana P. Herrmann        Senior Vice      President and Chief Operating      7                    None
New York, NY             President        Officer of the Manager since
(02/25/58)               since 1999 and   1997, a Director since 1984,
                         Vice President   Secretary since 1986 and
                         1988-1999        previously its Executive Vice
                                          President, Senior Vice President
                                          or Vice President, 1986-1997;
                                          President, Senior Vice President
                                          or Executive Vice President of
                                          funds in the Aquilasm Group of
                                          Funds since 1986; Director of
                                          the Distributor since 1997;
                                          trustee, Reserve Money-Market
                                          Funds, 1999-2000 and Reserve
                                          Private Equity Series,
                                          1998-2000; active in mutual fund
                                          and trade organizations and in
                                          charitable and volunteer
                                          organizations.

Joseph P. DiMaggio       Chief            Chief Financial Officer of the     N/A                  N/A
New York, NY             Financial        Aquilasm Group of Funds since
(11/06/56)               Officer since    2003 and Treasurer since 2000;
                         2003 and         Controller, Van Eck Global
                         Treasurer        Funds, 1993-2000.
                         since 2000

Edward M. W. Hines       Secretary        Partner, Hollyer Brady Smith &     N/A                  N/A
New York, NY             since 1985       Hines LLP, legal counsel to the
(12/16/39)                                Trust, since 1989; Secretary of
                                          the Aquilasm Group of Funds.

John M. Herndon          Assistant        Assistant Secretary of the         N/A                  N/A
New York, NY (12/17/39)  Secretary        Aquilasm Group of Funds since
                         since 1995       1995 and Vice President of the
                                          four Aquila Money-Market Funds
                                          since 1990; Vice President of
                                          the Manager since 1990.

(1 ) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Churchill Cash Reserves Trust, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquilasm Group of Funds."






ITEM 2.  CODE OF ETHICS.

(a) As of September 30, 2003 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Trust has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Trust does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Trust, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Trust invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee just as additional members with similarly focused technical expertise in other areas relevant to the Trust's operations and affairs would also contribute added value. However, the Board believes that the Trust is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Trust's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of1940) as of a date within 90 days of the fling of this report, the r registrant's
chief financial and   executive officers have concluded that
the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal
controls
        subsequent to the   date of the most recent evaluation, including
 no significant
        deficiencies or material weaknesses that required  corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
December 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
President
December 8, 2003


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
December 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
December 8, 2003

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President
December 8, 2003

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
December 8, 2003



CHURCHILL CASH RESERVES TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.